Debt (Details 6) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Auto Loan [Member]	Dec. 31, 2011 Auto Loan [Member]	Dec. 31, 2009 Auto Loan [Member]
Beginning Balance	$ 0	$ 187,500	$ 187,500		$ 26,236	$ 187,500	$ 0
Auto acquired through financing	0	82,811	26,236	0		32,568
Repayments					(8,142)	(6,332)
Interest Rate					6.99%	6.99%
Maturity					26 payments of $1,008	36 payments of $1,008
Ending Balance			$ 0	$ 187,500	$ 18,094	$ 26,236	$ 0